Note 17 - Financial Risk Management (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Financial assets at end of period	$ 77,869	$ 40,795
Equity price risk [member]
Statement Line Items [Line Items]
Initial capital allocation	20,000
Equity price risk [member] | Equity investments [member]
Statement Line Items [Line Items]
Financial assets at end of period	667
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectiveness	$ 1,485